Income taxes - Components of Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Current income tax expense
Current period	$ 39.2	$ 45.1	$ 24.4
Adjustment in respect of prior periods	(0.3)	0.0	0.2
Current income tax expense	38.9	45.1	24.6
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(29.4)	(5.7)	4.3
Effect of change in income tax rates	2.5	(0.4)	0.4
Adjustment in respect of prior periods	0.0	(0.1)	(0.2)
Deferred income tax (recovery) expense	(26.9)	(6.2)	4.5
Income tax expense	$ 12.0	$ 38.9	$ 29.1